Shareholders' Equity	12 Months Ended
Dec. 31, 2019
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Shareholders' Equity
29.	SHAREHOLDERS’ EQUITY
The Company’s subscribed capital as of December 31, 2019, is 3,924 and 9 treasury shares represented by 393,312,793 book-entry shares of common stock and divided into four classes of shares (A, B, C and D), with a par value of Pesos 10 and 1 vote per share. These shares are fully subscribed, paid-in
and authorized for stock exchange listing.
As of December 31, 2019, there are 3,764 Class A outstanding shares. As long as any Class A share remains outstanding, the affirmative vote of Argentine Government is required for: 1) mergers, 2) acquisitions of more than 50% of YPF shares in an agreed or hostile bid, 3) transfers of all the YPF’s production and exploration rights, 4) the voluntary dissolution of YPF or 5) change of corporate and/or tax address outside the Argentine Republic. Items 3) and 4) will also require prior approval by the Argentine Congress.
Until the enactment of Law No. 26,741 detailed in the next paragraphs, Repsol S.A. had a participation in the Company, directly and indirectly, of approximately 57.43% shareholding while Petersen Energía S.A.U. and its affiliates exercised significant influence through a 25.46% shareholding of YPF’s capital stock.
Law No. 26,741 enacted on May 4, 2012, changed YPF’s shareholding structure. The mentioned Law declared the class D Shares of YPF owned by Repsol S.A. as national public interest and subject to expropriation, its controlled or controlling entities, representing 51% of YPF’s equity. According to Law 26,741, achieving self-sufficiency in the supply of hydrocarbons as well as in the exploitation, industrialization, transportation and sale of hydrocarbons, is thereby declared of national public interest and a priority for Argentina, with the goal of guaranteeing socially equitable economic development, the creation of jobs, the increase of the competitiveness of various economic sectors and the equitable and sustainable growth of the provinces and regions. The shares subject to expropriation were distributed as follows: 51% for the Argentine federal government and 49% for certain Argentine Provinces.
The General Ordinary and Extraordinary Shareholders’ Meeting was held on April 26, 2019 and approved the financial statements of YPF for the fiscal year ended December 31, 2018 and additionally, approved the following resolution in relation to the allocation of profits: a) to allocate the sum of 280 to create a Reserve for the purchase of treasury shares in order to give the Board of Directors the possibility of acquiring treasury shares at the time it deems appropriate, and complying, during the execution of the plans, with the commitments assumed and to be assumed by them in the future; b) to allocate the sum of 33,235 to create a reserve for investments under the terms of article 70, third paragraph of the LGS; and c) to allocate the sum of 4,800 to a reserve for future dividends, empowering the Board of Directors, until the date of the next General Ordinary Shareholders’ Meeting at which the financial statements ended as of December 31, 2019 will be dealt with, to determine the time and amount for their distribution, taking into account the financial conditions and availability of funds as well as the operating results, investments and other matters that are deemed relevant in the development of the Company’s activities, or their allocation in accordance with the provisions set forth in article 224, second paragraph, of the LGS and other applicable regulations.
On June 27, 2019, the Board of Directors approved the payment of a dividend in cash in an amount of Pesos 5.8478 per share, without any share class distinction, making such dividend available to all shareholders on July 11, 2019.